Shareholder Report	12 Months Ended		52 Months Ended	82 Months Ended	87 Months Ended	89 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2023	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000210490
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class A
Trading Symbol	ADNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned -6.15% (with sales charges) and -0.42% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,354
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,321	$27,124

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales Charge Footnote Reference1	(0.42)%	(1.07)%	9.36%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(6.15)%	(2.24)%	8.49%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000210491
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class C
Trading Symbol	ADNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.11%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned -2.14% (with sales charges) and -1.14% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,642	$27,124

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales Charge Footnote Reference1	(1.14)%	(1.82)%	8.74%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(2.14)%	(1.82)%	8.74%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000176825
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Trading Symbol	ADNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$133	1.33%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned -0.34% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,354
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,340	$27,124

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
Investor Class Footnote Reference1	(0.34)%	(1.03)%	9.28%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000176824
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class R5
Trading Symbol	ADNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned -0.08% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
Class R5 Footnote Reference1	(0.08)%	(0.70)%	9.66%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000224371
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class R6
Trading Symbol	ADNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned 0.00% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
R6 Class Footnote Reference1	0.00%	(0.72)%	9.65%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000176826
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class Y
Trading Symbol	ADNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned -0.17% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56%.

• Overall market performance during the period was narrowly driven by megacap growth companies as interest rates remained higher for longer than anticipated, which hindered the Fund’s investment strategy of investing in transformational innovation companies.

• The Fund’s investments in the capital markets industry materially helped performance for the period. Conversely, its investments in the health care providers & services and health care equipment and supplies industries materially detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (1/27/17)
Class Y Footnote Reference1	(0.17)%	(0.78)%	9.56%
S&P 500® Index TR	24.56%	15.05%	14.39%

Performance Inception Date						Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,692,975		$ 191,692,975	$ 191,692,975	$ 191,692,975	$ 191,692,975
Holdings Count | Holding	33		33	33	33	33
Advisory Fees Paid, Amount	$ 2,331,958
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,692,975
# of Portfolio Holdings	33
Portfolio Turnover Rate	38%
Total Management Fees Paid	$2,331,958

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	91.8
Foreign Common Stocks	8.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	13.6
Roku, Inc.	10.0
Coinbase Global, Inc.	9.2
ROBLOX Corp.	6.2
Block, Inc.	5.8
Robinhood Markets, Inc.	5.2
CRISPR Therapeutics AG	5.0
UiPath, Inc.	4.1
Palantir Technologies, Inc.	3.9
Shopify, Inc.	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000233650
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class A
Trading Symbol	SHXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 6.58% (with sales charges) and 13.05% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$9,425	$10,000	$10,000
09/2017	$9,689	$10,201	$10,101
10/2017	$9,736	$10,270	$10,336
11/2017	$9,877	$10,583	$10,653
12/2017	$10,129	$10,718	$10,772
01/2018	$10,487	$11,112	$11,388
02/2018	$10,025	$10,580	$10,969
03/2018	$9,723	$10,416	$10,690
04/2018	$10,100	$10,461	$10,731
05/2018	$10,346	$10,565	$10,989
06/2018	$10,629	$10,594	$11,057
07/2018	$11,120	$10,996	$11,468
08/2018	$11,148	$11,166	$11,842
09/2018	$11,280	$11,165	$11,910
10/2018	$10,412	$10,556	$11,096
11/2018	$10,544	$10,861	$11,322
12/2018	$9,147	$9,799	$10,299
01/2019	$10,266	$10,583	$11,125
02/2019	$10,616	$10,926	$11,482
03/2019	$10,499	$10,969	$11,705
04/2019	$10,927	$11,359	$12,179
05/2019	$9,925	$10,616	$11,405
06/2019	$10,898	$11,372	$12,209
07/2019	$11,083	$11,461	$12,384
08/2019	$10,314	$11,104	$12,188
09/2019	$10,655	$11,511	$12,416
10/2019	$10,781	$11,680	$12,685
11/2019	$11,219	$12,035	$13,146
12/2019	$11,850	$12,372	$13,542
01/2020	$11,195	$12,079	$13,537
02/2020	$10,008	$10,909	$12,423
03/2020	$7,736	$8,992	$10,888
04/2020	$8,923	$10,009	$12,284
05/2020	$9,496	$10,348	$12,869
06/2020	$9,568	$10,300	$13,125
07/2020	$10,264	$10,697	$13,865
08/2020	$11,308	$11,146	$14,862
09/2020	$11,011	$10,859	$14,297
10/2020	$11,113	$10,746	$13,917
11/2020	$13,088	$12,228	$15,440
12/2020	$14,075	$12,728	$16,034
01/2021	$14,514	$12,662	$15,872
02/2021	$15,371	$13,456	$16,310
03/2021	$16,416	$14,241	$17,024
04/2021	$16,823	$14,791	$17,933
05/2021	$17,492	$15,144	$18,058
06/2021	$17,304	$14,976	$18,479
07/2021	$16,698	$15,052	$18,918
08/2021	$16,687	$15,357	$19,494
09/2021	$16,186	$14,837	$18,587
10/2021	$16,740	$15,578	$19,889
11/2021	$16,583	$15,031	$19,751
12/2021	$17,457	$15,957	$20,637
01/2022	$17,009	$15,549	$19,569
02/2022	$17,065	$15,396	$18,983
03/2022	$16,853	$15,822	$19,688
04/2022	$15,857	$14,908	$17,971
05/2022	$16,114	$15,197	$18,004
06/2022	$14,223	$13,859	$16,518
07/2022	$15,342	$14,803	$18,041
08/2022	$14,738	$14,361	$17,305
09/2022	$12,880	$13,089	$15,711
10/2022	$14,335	$14,449	$16,983
11/2022	$15,297	$15,324	$17,932
12/2022	$14,156	$14,683	$16,899
01/2023	$16,043	$15,481	$17,961
02/2023	$15,373	$14,947	$17,523
03/2023	$15,142	$14,817	$18,166
04/2023	$15,057	$15,007	$18,450
05/2023	$14,290	$14,444	$18,530
06/2023	$15,032	$15,414	$19,754
07/2023	$15,519	$15,992	$20,389
08/2023	$14,898	$15,540	$20,064
09/2023	$14,168	$14,928	$19,108
10/2023	$13,097	$14,380	$18,706
11/2023	$14,448	$15,477	$20,414
12/2023	$15,928	$16,395	$21,342
01/2024	$15,940	$16,366	$21,700
02/2024	$16,454	$16,966	$22,859
03/2024	$17,680	$17,808	$23,594
04/2024	$16,736	$17,026	$22,631
05/2024	$17,324	$17,580	$23,753
06/2024	$16,994	$17,407	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales Charge Footnote Reference1	13.05%	9.29%	9.06%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.58%	8.01%	8.11%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2023
AssetsNet	$ 132,330,417		$ 132,330,417	$ 132,330,417	$ 132,330,417	$ 132,330,417
Holdings Count | Holding	24		24	24	24	24
Advisory Fees Paid, Amount	$ 1,365,422
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.12% to 1.06% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.12% to 1.06% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2023.
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000233649
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class C
Trading Symbol	SHXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.83%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 11.20% (with sales charges) and 12.20% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,201	$10,101
10/2017	$10,330	$10,270	$10,336
11/2017	$10,480	$10,583	$10,653
12/2017	$10,747	$10,718	$10,772
01/2018	$11,127	$11,112	$11,388
02/2018	$10,636	$10,580	$10,969
03/2018	$10,316	$10,416	$10,690
04/2018	$10,717	$10,461	$10,731
05/2018	$10,977	$10,565	$10,989
06/2018	$11,277	$10,594	$11,057
07/2018	$11,798	$10,996	$11,468
08/2018	$11,828	$11,166	$11,842
09/2018	$11,969	$11,165	$11,910
10/2018	$11,047	$10,556	$11,096
11/2018	$11,187	$10,861	$11,322
12/2018	$9,704	$9,799	$10,299
01/2019	$10,892	$10,583	$11,125
02/2019	$11,263	$10,926	$11,482
03/2019	$11,139	$10,969	$11,705
04/2019	$11,594	$11,359	$12,179
05/2019	$10,530	$10,616	$11,405
06/2019	$11,563	$11,372	$12,209
07/2019	$11,759	$11,461	$12,384
08/2019	$10,943	$11,104	$12,188
09/2019	$11,305	$11,511	$12,416
10/2019	$11,439	$11,680	$12,685
11/2019	$11,903	$12,035	$13,146
12/2019	$12,573	$12,372	$13,542
01/2020	$11,878	$12,079	$13,537
02/2020	$10,618	$10,909	$12,423
03/2020	$8,208	$8,992	$10,888
04/2020	$9,468	$10,009	$12,284
05/2020	$10,076	$10,348	$12,869
06/2020	$10,152	$10,300	$13,125
07/2020	$10,890	$10,697	$13,865
08/2020	$11,997	$11,146	$14,862
09/2020	$11,682	$10,859	$14,297
10/2020	$11,791	$10,746	$13,917
11/2020	$13,886	$12,228	$15,440
12/2020	$14,934	$12,728	$16,034
01/2021	$15,399	$12,662	$15,872
02/2021	$16,308	$13,456	$16,310
03/2021	$17,417	$14,241	$17,024
04/2021	$17,849	$14,791	$17,933
05/2021	$18,559	$15,144	$18,058
06/2021	$18,359	$14,976	$18,479
07/2021	$17,716	$15,052	$18,918
08/2021	$17,705	$15,357	$19,494
09/2021	$17,173	$14,837	$18,587
10/2021	$17,761	$15,578	$19,889
11/2021	$17,583	$15,031	$19,751
12/2021	$18,496	$15,957	$20,637
01/2022	$18,022	$15,549	$19,569
02/2022	$18,070	$15,396	$18,983
03/2022	$17,821	$15,822	$19,688
04/2022	$16,754	$14,908	$17,971
05/2022	$17,014	$15,197	$18,004
06/2022	$15,011	$13,859	$16,518
07/2022	$16,184	$14,803	$18,041
08/2022	$15,544	$14,361	$17,305
09/2022	$13,576	$13,089	$15,711
10/2022	$15,094	$14,449	$16,983
11/2022	$16,101	$15,324	$17,932
12/2022	$14,878	$14,683	$16,899
01/2023	$16,864	$15,481	$17,961
02/2023	$16,147	$14,947	$17,523
03/2023	$15,890	$14,817	$18,166
04/2023	$15,801	$15,007	$18,450
05/2023	$14,981	$14,444	$18,530
06/2023	$15,762	$15,414	$19,754
07/2023	$16,249	$15,992	$20,389
08/2023	$15,596	$15,540	$20,064
09/2023	$14,814	$14,928	$19,108
10/2023	$13,686	$14,380	$18,706
11/2023	$15,083	$15,477	$20,414
12/2023	$16,621	$16,395	$21,342
01/2024	$16,621	$16,366	$21,700
02/2024	$17,146	$16,966	$22,859
03/2024	$18,415	$17,808	$23,594
04/2024	$17,428	$17,026	$22,631
05/2024	$18,018	$17,580	$23,753
06/2024	$17,684	$17,407	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales Charge Footnote Reference1	12.20%	8.87%	8.75%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	11.20%	8.87%	8.75%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2023
AssetsNet	$ 132,330,417		$ 132,330,417	$ 132,330,417	$ 132,330,417	$ 132,330,417
Holdings Count | Holding	24		24	24	24	24
Advisory Fees Paid, Amount	$ 1,365,422
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.87% to 1.81% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.87% to 1.81% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2023.
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192445
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Trading Symbol	SHXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 13.09% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Russell 3000® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,201	$10,101
10/2017	$10,330	$10,270	$10,336
11/2017	$10,480	$10,583	$10,653
12/2017	$10,747	$10,718	$10,772
01/2018	$11,127	$11,112	$11,388
02/2018	$10,636	$10,580	$10,969
03/2018	$10,316	$10,416	$10,690
04/2018	$10,717	$10,461	$10,731
05/2018	$10,977	$10,565	$10,989
06/2018	$11,277	$10,594	$11,057
07/2018	$11,798	$10,996	$11,468
08/2018	$11,828	$11,166	$11,842
09/2018	$11,969	$11,165	$11,910
10/2018	$11,047	$10,556	$11,096
11/2018	$11,187	$10,861	$11,322
12/2018	$9,704	$9,799	$10,299
01/2019	$10,892	$10,583	$11,125
02/2019	$11,263	$10,926	$11,482
03/2019	$11,139	$10,969	$11,705
04/2019	$11,594	$11,359	$12,179
05/2019	$10,530	$10,616	$11,405
06/2019	$11,563	$11,372	$12,209
07/2019	$11,759	$11,461	$12,384
08/2019	$10,943	$11,104	$12,188
09/2019	$11,305	$11,511	$12,416
10/2019	$11,439	$11,680	$12,685
11/2019	$11,903	$12,035	$13,146
12/2019	$12,573	$12,372	$13,542
01/2020	$11,878	$12,079	$13,537
02/2020	$10,618	$10,909	$12,423
03/2020	$8,208	$8,992	$10,888
04/2020	$9,468	$10,009	$12,284
05/2020	$10,076	$10,348	$12,869
06/2020	$10,152	$10,300	$13,125
07/2020	$10,890	$10,697	$13,865
08/2020	$11,997	$11,146	$14,862
09/2020	$11,682	$10,859	$14,297
10/2020	$11,791	$10,746	$13,917
11/2020	$13,886	$12,228	$15,440
12/2020	$14,934	$12,728	$16,034
01/2021	$15,399	$12,662	$15,872
02/2021	$16,308	$13,456	$16,310
03/2021	$17,417	$14,241	$17,024
04/2021	$17,849	$14,791	$17,933
05/2021	$18,559	$15,144	$18,058
06/2021	$18,359	$14,976	$18,479
07/2021	$17,716	$15,052	$18,918
08/2021	$17,705	$15,357	$19,494
09/2021	$17,173	$14,837	$18,587
10/2021	$17,761	$15,578	$19,889
11/2021	$17,594	$15,031	$19,751
12/2021	$18,525	$15,957	$20,637
01/2022	$18,051	$15,549	$19,569
02/2022	$18,110	$15,396	$18,983
03/2022	$17,885	$15,822	$19,688
04/2022	$16,820	$14,908	$17,971
05/2022	$17,092	$15,197	$18,004
06/2022	$15,092	$13,859	$16,518
07/2022	$16,287	$14,803	$18,041
08/2022	$15,648	$14,361	$17,305
09/2022	$13,672	$13,089	$15,711
10/2022	$15,210	$14,449	$16,983
11/2022	$16,240	$15,324	$17,932
12/2022	$15,019	$14,683	$16,899
01/2023	$17,034	$15,481	$17,961
02/2023	$16,315	$14,947	$17,523
03/2023	$16,071	$14,817	$18,166
04/2023	$15,981	$15,007	$18,450
05/2023	$15,173	$14,444	$18,530
06/2023	$15,968	$15,414	$19,754
07/2023	$16,482	$15,992	$20,389
08/2023	$15,827	$15,540	$20,064
09/2023	$15,044	$14,928	$19,108
10/2023	$13,915	$14,380	$18,706
11/2023	$15,339	$15,477	$20,414
12/2023	$16,908	$16,395	$21,342
01/2024	$16,921	$16,366	$21,700
02/2024	$17,464	$16,966	$22,859
03/2024	$18,768	$17,808	$23,594
04/2024	$17,787	$17,026	$22,631
05/2024	$18,394	$17,580	$23,753
06/2024	$18,058	$17,407	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Investor Class Footnote Reference1	13.09%	9.33%	9.08%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,330,417		$ 132,330,417	$ 132,330,417	$ 132,330,417	$ 132,330,417
Holdings Count | Holding	24		24	24	24	24
Advisory Fees Paid, Amount	$ 1,365,422
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192444
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class R5
Trading Symbol	SHXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 13.53% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class R5 Footnote Reference1	13.53%	9.69%	9.46%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,330,417		$ 132,330,417	$ 132,330,417	$ 132,330,417	$ 132,330,417
Holdings Count | Holding	24		24	24	24	24
Advisory Fees Paid, Amount	$ 1,365,422
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192446
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	SHXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 13.23% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 3000 Value Index return of 12.93%.

• Over the trailing twelve months the market environment has been mixed for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• Stocks held in the Fund with exposure to the Artificial Intelligence theme have benefited performance significantly.

• The Fund’s investments in smaller market cap stocks where the sub-advisor sees long-term intrinsic value opportunities have been challenged by the higher interest rate environment.

• The Fund’s performance was mainly driven by the sub-advisor’s securities selection decisions in the Information Technology and the Communication Services sectors, which contributed positively to performance, while securities selection in the Industrials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 3000 Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class Y Footnote Reference1	13.23%	9.53%	9.34%
Russell 3000® Value Index	12.93%	8.89%	8.50%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 132,330,417		$ 132,330,417	$ 132,330,417	$ 132,330,417	$ 132,330,417
Holdings Count | Holding	24		24	24	24	24
Advisory Fees Paid, Amount	$ 1,365,422
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,330,417
# of Portfolio Holdings	24
Portfolio Turnover Rate	59%
Total Management Fees Paid	$1,365,422

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	100.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Lions Gate Entertainment Corp.	5.3
Zimmer Biomet Holdings, Inc.	5.0
Berkshire Hathaway, Inc.	5.0
Mohawk Industries, Inc.	4.9
Alphabet, Inc.	4.9
Walt Disney Co.	4.9
Bank of America Corp.	4.8
Nasdaq, Inc.	4.8
Baxter International, Inc.	4.8
L3Harris Technologies, Inc.	4.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000233648
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class A
Trading Symbol	SHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.25%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned -7.91% (with sales charges) and -2.26% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$9,425	$10,000	$10,000
09/2017	$9,774	$10,343	$10,101
10/2017	$9,811	$10,399	$10,336
11/2017	$9,943	$10,740	$10,653
12/2017	$10,198	$10,782	$10,772
01/2018	$10,434	$10,918	$11,388
02/2018	$9,906	$10,382	$10,969
03/2018	$9,623	$10,497	$10,690
04/2018	$10,160	$10,611	$10,731
05/2018	$10,302	$11,047	$10,989
06/2018	$10,707	$11,105	$11,057
07/2018	$10,895	$11,326	$11,468
08/2018	$10,839	$11,584	$11,842
09/2018	$10,980	$11,402	$11,910
10/2018	$9,519	$10,427	$11,096
11/2018	$9,604	$10,624	$11,322
12/2018	$8,487	$9,450	$10,299
01/2019	$9,673	$10,506	$11,125
02/2019	$9,993	$10,834	$11,482
03/2019	$9,745	$10,689	$11,705
04/2019	$10,178	$11,064	$12,179
05/2019	$9,116	$10,230	$11,405
06/2019	$9,951	$10,892	$12,209
07/2019	$9,972	$10,963	$12,384
08/2019	$9,199	$10,429	$12,188
09/2019	$9,869	$10,906	$12,416
10/2019	$9,848	$11,063	$12,685
11/2019	$10,013	$11,335	$13,146
12/2019	$10,691	$11,677	$13,542
01/2020	$10,084	$11,251	$13,537
02/2020	$9,178	$10,166	$12,423
03/2020	$6,660	$7,632	$10,888
04/2020	$7,753	$8,641	$12,284
05/2020	$8,383	$9,036	$12,869
06/2020	$8,316	$9,204	$13,125
07/2020	$8,747	$9,481	$13,865
08/2020	$9,255	$9,911	$14,862
09/2020	$8,891	$9,530	$14,297
10/2020	$9,034	$9,745	$13,917
11/2020	$10,801	$11,450	$15,440
12/2020	$12,001	$12,246	$16,034
01/2021	$12,907	$12,517	$15,872
02/2021	$13,656	$13,631	$16,310
03/2021	$14,160	$14,307	$17,024
04/2021	$14,652	$14,921	$17,933
05/2021	$15,256	$15,224	$18,058
06/2021	$15,077	$15,023	$18,479
07/2021	$14,551	$14,803	$18,918
08/2021	$14,674	$15,115	$19,494
09/2021	$14,507	$14,712	$18,587
10/2021	$14,887	$15,411	$19,889
11/2021	$14,574	$14,875	$19,751
12/2021	$15,313	$15,649	$20,637
01/2022	$14,616	$14,853	$19,569
02/2022	$15,123	$15,095	$18,983
03/2022	$14,984	$15,414	$19,688
04/2022	$14,071	$14,369	$17,971
05/2022	$13,969	$14,644	$18,004
06/2022	$12,841	$13,041	$16,518
07/2022	$13,893	$14,304	$18,041
08/2022	$13,538	$13,855	$17,305
09/2022	$12,258	$12,454	$15,711
10/2022	$13,602	$13,769	$16,983
11/2022	$14,540	$14,460	$17,932
12/2022	$13,812	$13,601	$16,899
01/2023	$15,469	$14,960	$17,961
02/2023	$14,899	$14,536	$17,523
03/2023	$14,692	$13,791	$18,166
04/2023	$14,524	$13,607	$18,450
05/2023	$13,890	$13,219	$18,530
06/2023	$14,990	$14,394	$19,754
07/2023	$15,469	$15,237	$20,389
08/2023	$14,356	$14,651	$20,064
09/2023	$13,475	$13,867	$19,108
10/2023	$12,336	$13,089	$18,706
11/2023	$13,462	$14,276	$20,414
12/2023	$15,070	$15,775	$21,342
01/2024	$14,734	$15,332	$21,700
02/2024	$14,944	$15,947	$22,859
03/2024	$15,532	$16,732	$23,594
04/2024	$14,413	$15,680	$22,631
05/2024	$14,986	$16,341	$23,753
06/2024	$14,651	$16,012	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales Charge Footnote Reference1	(2.26)%	8.04%	6.70%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(7.91)%	6.77%	5.78%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2023
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.26% to 1.25% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective November 1, 2023, the contractual expense limitation for the A Class was reduced from 1.26% to 1.25% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2023.
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000233647
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class C
Trading Symbol	SHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	2.01%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned -4.02% (with sales charges) and -3.02% (without sales charges) for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,550	$10,740	$10,653
12/2017	$10,820	$10,782	$10,772
01/2018	$11,070	$10,918	$11,388
02/2018	$10,510	$10,382	$10,969
03/2018	$10,210	$10,497	$10,690
04/2018	$10,780	$10,611	$10,731
05/2018	$10,930	$11,047	$10,989
06/2018	$11,360	$11,105	$11,057
07/2018	$11,560	$11,326	$11,468
08/2018	$11,500	$11,584	$11,842
09/2018	$11,650	$11,402	$11,910
10/2018	$10,100	$10,427	$11,096
11/2018	$10,190	$10,624	$11,322
12/2018	$9,005	$9,450	$10,299
01/2019	$10,263	$10,506	$11,125
02/2019	$10,602	$10,834	$11,482
03/2019	$10,340	$10,689	$11,705
04/2019	$10,799	$11,064	$12,179
05/2019	$9,672	$10,230	$11,405
06/2019	$10,558	$10,892	$12,209
07/2019	$10,580	$10,963	$12,384
08/2019	$9,760	$10,429	$12,188
09/2019	$10,471	$10,906	$12,416
10/2019	$10,449	$11,063	$12,685
11/2019	$10,624	$11,335	$13,146
12/2019	$11,343	$11,677	$13,542
01/2020	$10,699	$11,251	$13,537
02/2020	$9,738	$10,166	$12,423
03/2020	$7,066	$7,632	$10,888
04/2020	$8,226	$8,641	$12,284
05/2020	$8,894	$9,036	$12,869
06/2020	$8,824	$9,204	$13,125
07/2020	$9,281	$9,481	$13,865
08/2020	$9,820	$9,911	$14,862
09/2020	$9,433	$9,530	$14,297
10/2020	$9,585	$9,745	$13,917
11/2020	$11,460	$11,450	$15,440
12/2020	$12,733	$12,246	$16,034
01/2021	$13,694	$12,517	$15,872
02/2021	$14,490	$13,631	$16,310
03/2021	$15,024	$14,307	$17,024
04/2021	$15,546	$14,921	$17,933
05/2021	$16,187	$15,224	$18,058
06/2021	$15,997	$15,023	$18,479
07/2021	$15,439	$14,803	$18,918
08/2021	$15,569	$15,115	$19,494
09/2021	$15,391	$14,712	$18,587
10/2021	$15,795	$15,411	$19,889
11/2021	$15,463	$14,875	$19,751
12/2021	$16,232	$15,649	$20,637
01/2022	$15,479	$14,853	$19,569
02/2022	$16,004	$15,095	$18,983
03/2022	$15,842	$15,414	$19,688
04/2022	$14,861	$14,369	$17,971
05/2022	$14,753	$14,644	$18,004
06/2022	$13,556	$13,041	$16,518
07/2022	$14,659	$14,304	$18,041
08/2022	$14,269	$13,855	$17,305
09/2022	$12,924	$12,454	$15,711
10/2022	$14,323	$13,769	$16,983
11/2022	$15,304	$14,460	$17,932
12/2022	$14,525	$13,601	$16,899
01/2023	$16,254	$14,960	$17,961
02/2023	$15,650	$14,536	$17,523
03/2023	$15,431	$13,791	$18,166
04/2023	$15,239	$13,607	$18,450
05/2023	$14,567	$13,219	$18,530
06/2023	$15,705	$14,394	$19,754
07/2023	$16,199	$15,237	$20,389
08/2023	$15,019	$14,651	$20,064
09/2023	$14,100	$13,867	$19,108
10/2023	$12,893	$13,089	$18,706
11/2023	$14,059	$14,276	$20,414
12/2023	$15,735	$15,775	$21,342
01/2024	$15,379	$15,332	$21,700
02/2024	$15,572	$15,947	$22,859
03/2024	$16,180	$16,732	$23,594
04/2024	$15,008	$15,680	$22,631
05/2024	$15,587	$16,341	$23,753
06/2024	$15,231	$16,012	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales Charge Footnote Reference1	(3.02)%	7.60%	6.39%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(4.02)%	7.60%	6.39%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192442
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Trading Symbol	SHDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned -2.17% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,550	$10,740	$10,653
12/2017	$10,820	$10,782	$10,772
01/2018	$11,070	$10,918	$11,388
02/2018	$10,510	$10,382	$10,969
03/2018	$10,210	$10,497	$10,690
04/2018	$10,780	$10,611	$10,731
05/2018	$10,930	$11,047	$10,989
06/2018	$11,360	$11,105	$11,057
07/2018	$11,560	$11,326	$11,468
08/2018	$11,500	$11,584	$11,842
09/2018	$11,650	$11,402	$11,910
10/2018	$10,100	$10,427	$11,096
11/2018	$10,190	$10,624	$11,322
12/2018	$9,005	$9,450	$10,299
01/2019	$10,263	$10,506	$11,125
02/2019	$10,602	$10,834	$11,482
03/2019	$10,340	$10,689	$11,705
04/2019	$10,799	$11,064	$12,179
05/2019	$9,672	$10,230	$11,405
06/2019	$10,558	$10,892	$12,209
07/2019	$10,580	$10,963	$12,384
08/2019	$9,760	$10,429	$12,188
09/2019	$10,471	$10,906	$12,416
10/2019	$10,449	$11,063	$12,685
11/2019	$10,624	$11,335	$13,146
12/2019	$11,343	$11,677	$13,542
01/2020	$10,699	$11,251	$13,537
02/2020	$9,738	$10,166	$12,423
03/2020	$7,066	$7,632	$10,888
04/2020	$8,226	$8,641	$12,284
05/2020	$8,894	$9,036	$12,869
06/2020	$8,824	$9,204	$13,125
07/2020	$9,281	$9,481	$13,865
08/2020	$9,820	$9,911	$14,862
09/2020	$9,433	$9,530	$14,297
10/2020	$9,585	$9,745	$13,917
11/2020	$11,460	$11,450	$15,440
12/2020	$12,733	$12,246	$16,034
01/2021	$13,694	$12,517	$15,872
02/2021	$14,490	$13,631	$16,310
03/2021	$15,024	$14,307	$17,024
04/2021	$15,546	$14,921	$17,933
05/2021	$16,187	$15,224	$18,058
06/2021	$15,997	$15,023	$18,479
07/2021	$15,439	$14,803	$18,918
08/2021	$15,569	$15,115	$19,494
09/2021	$15,391	$14,712	$18,587
10/2021	$15,807	$15,411	$19,889
11/2021	$15,474	$14,875	$19,751
12/2021	$16,259	$15,649	$20,637
01/2022	$15,519	$14,853	$19,569
02/2022	$16,057	$15,095	$18,983
03/2022	$15,909	$15,414	$19,688
04/2022	$14,941	$14,369	$17,971
05/2022	$14,834	$14,644	$18,004
06/2022	$13,650	$13,041	$16,518
07/2022	$14,753	$14,304	$18,041
08/2022	$14,376	$13,855	$17,305
09/2022	$13,031	$12,454	$15,711
10/2022	$14,444	$13,769	$16,983
11/2022	$15,452	$14,460	$17,932
12/2022	$14,682	$13,601	$16,899
01/2023	$16,440	$14,960	$17,961
02/2023	$15,836	$14,536	$17,523
03/2023	$15,616	$13,791	$18,166
04/2023	$15,438	$13,607	$18,450
05/2023	$14,765	$13,219	$18,530
06/2023	$15,932	$14,394	$19,754
07/2023	$16,454	$15,237	$20,389
08/2023	$15,259	$14,651	$20,064
09/2023	$14,339	$13,867	$19,108
10/2023	$13,117	$13,089	$18,706
11/2023	$14,312	$14,276	$20,414
12/2023	$16,033	$15,775	$21,342
01/2024	$15,676	$15,332	$21,700
02/2024	$15,884	$15,947	$22,859
03/2024	$16,522	$16,732	$23,594
04/2024	$15,335	$15,680	$22,631
05/2024	$15,943	$16,341	$23,753
06/2024	$15,587	$16,012	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Investor Class Footnote Reference1	(2.17)%	8.10%	6.75%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192441
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class R5
Trading Symbol	SHDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned -1.94% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class R5 Footnote Reference1	(1.94)%	8.44%	7.10%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000233646
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class R6
Trading Symbol	SHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned -1.85% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Russell 2500® Value Index	S&P 500® Index TR
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,343	$10,101
10/2017	$10,410	$10,399	$10,336
11/2017	$10,560	$10,740	$10,653
12/2017	$10,840	$10,782	$10,772
01/2018	$11,080	$10,918	$11,388
02/2018	$10,520	$10,382	$10,969
03/2018	$10,230	$10,497	$10,690
04/2018	$10,800	$10,611	$10,731
05/2018	$10,960	$11,047	$10,989
06/2018	$11,390	$11,105	$11,057
07/2018	$11,600	$11,326	$11,468
08/2018	$11,540	$11,584	$11,842
09/2018	$11,700	$11,402	$11,910
10/2018	$10,150	$10,427	$11,096
11/2018	$10,240	$10,624	$11,322
12/2018	$9,045	$9,450	$10,299
01/2019	$10,313	$10,506	$11,125
02/2019	$10,663	$10,834	$11,482
03/2019	$10,401	$10,689	$11,705
04/2019	$10,871	$11,064	$12,179
05/2019	$9,734	$10,230	$11,405
06/2019	$10,630	$10,892	$12,209
07/2019	$10,663	$10,963	$12,384
08/2019	$9,832	$10,429	$12,188
09/2019	$10,554	$10,906	$12,416
10/2019	$10,543	$11,063	$12,685
11/2019	$10,718	$11,335	$13,146
12/2019	$11,437	$11,677	$13,542
01/2020	$10,793	$11,251	$13,537
02/2020	$9,833	$10,166	$12,423
03/2020	$7,141	$7,632	$10,888
04/2020	$8,311	$8,641	$12,284
05/2020	$8,978	$9,036	$12,869
06/2020	$8,920	$9,204	$13,125
07/2020	$9,376	$9,481	$13,865
08/2020	$9,938	$9,911	$14,862
09/2020	$9,540	$9,530	$14,297
10/2020	$9,704	$9,745	$13,917
11/2020	$11,601	$11,450	$15,440
12/2020	$12,884	$12,246	$16,034
01/2021	$13,879	$12,517	$15,872
02/2021	$14,685	$13,631	$16,310
03/2021	$15,231	$14,307	$17,024
04/2021	$15,764	$14,921	$17,933
05/2021	$16,416	$15,224	$18,058
06/2021	$16,226	$15,023	$18,479
07/2021	$15,657	$14,803	$18,918
08/2021	$15,799	$15,115	$19,494
09/2021	$15,622	$14,712	$18,587
10/2021	$16,036	$15,411	$19,889
11/2021	$15,705	$14,875	$19,751
12/2021	$16,513	$15,649	$20,637
01/2022	$15,762	$14,853	$19,569
02/2022	$16,312	$15,095	$18,983
03/2022	$16,164	$15,414	$19,688
04/2022	$15,172	$14,369	$17,971
05/2022	$15,078	$14,644	$18,004
06/2022	$13,872	$13,041	$16,518
07/2022	$14,998	$14,304	$18,041
08/2022	$14,623	$13,855	$17,305
09/2022	$13,256	$12,454	$15,711
10/2022	$14,703	$13,769	$16,983
11/2022	$15,722	$14,460	$17,932
12/2022	$14,941	$13,601	$16,899
01/2023	$16,734	$14,960	$17,961
02/2023	$16,118	$14,536	$17,523
03/2023	$15,913	$13,791	$18,166
04/2023	$15,735	$13,607	$18,450
05/2023	$15,051	$13,219	$18,530
06/2023	$16,241	$14,394	$19,754
07/2023	$16,775	$15,237	$20,389
08/2023	$15,557	$14,651	$20,064
09/2023	$14,626	$13,867	$19,108
10/2023	$13,381	$13,089	$18,706
11/2023	$14,599	$14,276	$20,414
12/2023	$16,368	$15,775	$21,342
01/2024	$15,999	$15,332	$21,700
02/2024	$16,235	$15,947	$22,859
03/2024	$16,870	$16,732	$23,594
04/2024	$15,674	$15,680	$22,631
05/2024	$16,294	$16,341	$23,753
06/2024	$15,940	$16,012	$24,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
R6 Class Footnote Reference1	(1.85)%	8.44%	7.10%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2023
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the R6 Class was reduced from 0.90% to 0.89% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective November 1, 2023, the contractual expense limitation for the R6 Class was reduced from 0.90% to 0.89% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2023.
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000192443
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class Y
Trading Symbol	SHDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned -1.95% for the twelve months ended June 30, 2024, compared to the S&P 500 Index return of 24.56% and the Russell 2500 Value Index return of 11.24%.

• Over the trailing twelve months the market environment has been challenging for the sub-advisor’s investment style of long-term investing in stocks that were recent spinoffs, reorganizations, and misunderstood contrarian situations through an intrinsic value approach.

• In particular,  higher interest rates contributed to underperformance by sub-advisor’s concentrated investments in complex situations.

• The sub-advisor’s security selection in the Materials and the Consumer Discretionary sectors materially detracted from Fund performance, while security selection in the Information Technology sector contributed positively to performance.

• An overweight allocation to the Communication Services sector and an underweight allocation to the Financials sector detracted from performance.

• The S&P 500 Index TR has replaced the Russell 2500® Index since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (9/12/17)
Class Y Footnote Reference1	(1.95)%	8.33%	7.01%
Russell 2500® Value Index	11.24%	8.01%	7.17%
S&P 500® Index TR	24.56%	15.05%	14.16%

Performance Inception Date				Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,352,824		$ 43,352,824	$ 43,352,824	$ 43,352,824	$ 43,352,824
Holdings Count | Holding	26		26	26	26	26
Advisory Fees Paid, Amount	$ 382,097
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,352,824
# of Portfolio Holdings	26
Portfolio Turnover Rate	43%
Total Management Fees Paid	$382,097

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	98.2
Foreign Common Stocks	1.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Atlanta Braves Holdings, Inc.	5.1
Madison Square Garden Sports Corp.	5.1
Graphic Packaging Holding Co.	4.9
Ultra Clean Holdings, Inc.	4.9
Mohawk Industries, Inc.	4.9
BWX Technologies, Inc.	4.9
NCR Voyix Corp.	4.9
Lions Gate Entertainment Corp.	4.8
Ingredion, Inc.	4.8
SS&C Technologies Holdings, Inc.	4.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207660
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Trading Symbol	PSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.51%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 7.50% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	ICE BofA US 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
06/2014	$10,000	$10,000	$10,000
07/2014	$10,020	$10,000	$9,975
08/2014	$10,000	$10,001	$10,085
09/2014	$9,922	$10,001	$10,017
10/2014	$9,824	$10,001	$10,115
11/2014	$9,805	$10,001	$10,187
12/2014	$9,737	$10,001	$10,196
01/2015	$9,737	$10,002	$10,410
02/2015	$9,777	$10,002	$10,312
03/2015	$9,796	$10,002	$10,360
04/2015	$9,865	$10,002	$10,323
05/2015	$9,865	$10,002	$10,298
06/2015	$9,807	$10,002	$10,186
07/2015	$9,727	$10,002	$10,257
08/2015	$9,637	$10,003	$10,242
09/2015	$9,597	$10,003	$10,311
10/2015	$9,647	$10,003	$10,313
11/2015	$9,597	$10,003	$10,286
12/2015	$9,482	$10,007	$10,252
01/2016	$9,310	$10,007	$10,393
02/2016	$9,280	$10,009	$10,467
03/2016	$9,452	$10,014	$10,563
04/2016	$9,624	$10,017	$10,604
05/2016	$9,706	$10,018	$10,607
06/2016	$9,750	$10,021	$10,797
07/2016	$9,883	$10,024	$10,865
08/2016	$9,984	$10,026	$10,853
09/2016	$9,984	$10,031	$10,847
10/2016	$10,015	$10,033	$10,764
11/2016	$9,984	$10,035	$10,509
12/2016	$10,001	$10,039	$10,524
01/2017	$10,094	$10,044	$10,544
02/2017	$10,124	$10,048	$10,615
03/2017	$10,145	$10,050	$10,610
04/2017	$10,186	$10,057	$10,692
05/2017	$10,206	$10,062	$10,774
06/2017	$10,252	$10,070	$10,763
07/2017	$10,293	$10,079	$10,809
08/2017	$10,324	$10,088	$10,906
09/2017	$10,365	$10,097	$10,854
10/2017	$10,375	$10,106	$10,861
11/2017	$10,396	$10,114	$10,847
12/2017	$10,407	$10,125	$10,897
01/2018	$10,428	$10,137	$10,771
02/2018	$10,448	$10,147	$10,669
03/2018	$10,448	$10,161	$10,737
04/2018	$10,469	$10,175	$10,658
05/2018	$10,480	$10,190	$10,734
06/2018	$10,483	$10,207	$10,720
07/2018	$10,472	$10,223	$10,723
08/2018	$10,514	$10,242	$10,792
09/2018	$10,504	$10,257	$10,722
10/2018	$10,514	$10,275	$10,638
11/2018	$10,483	$10,296	$10,701
12/2018	$10,432	$10,315	$10,898
01/2019	$10,559	$10,335	$11,014
02/2019	$10,622	$10,354	$11,007
03/2019	$10,707	$10,377	$11,219
04/2019	$10,770	$10,396	$11,221
05/2019	$10,749	$10,420	$11,421
06/2019	$10,855	$10,443	$11,564
07/2019	$10,927	$10,462	$11,589
08/2019	$10,980	$10,484	$11,890
09/2019	$10,991	$10,502	$11,826
10/2019	$11,034	$10,522	$11,862
11/2019	$11,034	$10,535	$11,856
12/2019	$11,091	$10,550	$11,848
01/2020	$11,178	$10,565	$12,076
02/2020	$11,178	$10,580	$12,293
03/2020	$10,380	$10,611	$12,221
04/2020	$10,610	$10,612	$12,438
05/2020	$10,741	$10,612	$12,496
06/2020	$11,102	$10,613	$12,575
07/2020	$11,316	$10,615	$12,762
08/2020	$11,658	$10,616	$12,659
09/2020	$11,724	$10,617	$12,652
10/2020	$11,769	$10,619	$12,596
11/2020	$12,066	$10,620	$12,720
12/2020	$12,197	$10,621	$12,737
01/2021	$12,321	$10,622	$12,646
02/2021	$12,501	$10,623	$12,463
03/2021	$12,444	$10,623	$12,308
04/2021	$12,456	$10,624	$12,405
05/2021	$12,456	$10,624	$12,445
06/2021	$12,523	$10,623	$12,533
07/2021	$12,511	$10,624	$12,673
08/2021	$12,545	$10,624	$12,649
09/2021	$12,613	$10,625	$12,539
10/2021	$12,715	$10,625	$12,536
11/2021	$12,636	$10,625	$12,573
12/2021	$12,641	$10,626	$12,541
01/2022	$12,552	$10,625	$12,271
02/2022	$12,451	$10,627	$12,134
03/2022	$12,426	$10,630	$11,797
04/2022	$12,236	$10,632	$11,349
05/2022	$12,033	$10,639	$11,422
06/2022	$11,768	$10,641	$11,243
07/2022	$11,900	$10,647	$11,518
08/2022	$12,027	$10,664	$11,192
09/2022	$11,798	$10,690	$10,709
10/2022	$11,900	$10,707	$10,570
11/2022	$11,951	$10,742	$10,959
12/2022	$11,974	$10,781	$10,909
01/2023	$12,269	$10,814	$11,245
02/2023	$12,256	$10,850	$10,954
03/2023	$12,090	$10,896	$11,232
04/2023	$12,179	$10,931	$11,300
05/2023	$12,205	$10,974	$11,177
06/2023	$12,384	$11,024	$11,137
07/2023	$12,506	$11,068	$11,130
08/2023	$12,558	$11,118	$11,059
09/2023	$12,584	$11,169	$10,778
10/2023	$12,440	$11,218	$10,607
11/2023	$12,624	$11,269	$11,088
12/2023	$12,886	$11,321	$11,512
01/2024	$12,967	$11,370	$11,481
02/2024	$13,022	$11,416	$11,318
03/2024	$13,161	$11,468	$11,423
04/2024	$13,162	$11,517	$11,134
05/2024	$13,257	$11,572	$11,323
06/2024	$13,313	$11,619	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class Footnote Reference1	7.50%	4.17%	2.90%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 176,031,445		$ 176,031,445	$ 176,031,445	$ 176,031,445	$ 176,031,445
Holdings Count | Holding	109		109	109	109	109
Advisory Fees Paid, Amount	$ 1,561,120
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207658
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Class R5
Trading Symbol	SSIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 7.90% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5 Footnote Reference1	7.90%	4.51%	3.20%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 176,031,445		$ 176,031,445	$ 176,031,445	$ 176,031,445	$ 176,031,445
Holdings Count | Holding	109		109	109	109	109
Advisory Fees Paid, Amount	$ 1,561,120
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207659
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Class Y
Trading Symbol	PSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 7.80% for the twelve months ended June 30, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 2.63% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 5.40%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on interest rates that remained elevated, due to the Federal Reserve Bank’s continued narrative of ‘higher-for-longer’ rates, and income was a significant source of total return for the Fund.

• The Fund’s short duration and generally low volatility also benefited performance.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

• Financials, Health Care, and Information Technology were the Fund’s largest sector exposures.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Y Footnote Reference1	7.80%	4.44%	3.16%
ICE BofA US 3-Month Treasury Bill Index	5.40%	2.16%	1.51%
Bloomberg US Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 176,031,445		$ 176,031,445	$ 176,031,445	$ 176,031,445	$ 176,031,445
Holdings Count | Holding	109		109	109	109	109
Advisory Fees Paid, Amount	$ 1,561,120
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$176,031,445
# of Portfolio Holdings	109
Portfolio Turnover Rate	127%
Total Management Fees Paid	$1,561,120

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Convertible Obligations	89.4
Foreign Convertible Obligations	4.8
Convertible Preferred Stocks	3.1
Preferred Stocks	2.7

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.1
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.0
RWT Holdings, Inc., 5.750%, Due 10/1/2025	1.9
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.7
Liberty Media Corp., 3.750%, Due 3/15/2028	1.6
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026	1.4
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1.3
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029	1.3
Western Digital Corp., 3.000%, Due 11/15/2028	1.3

Includes long positions only.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000217746
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class A
Trading Symbol	TFBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 4.56% (with sales charges) and 7.30% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,051	$10,111
03/2020	$9,400	$9,770	$9,953
04/2020	$9,576	$10,002	$10,114
05/2020	$9,633	$10,117	$10,143
06/2020	$9,709	$10,198	$10,194
07/2020	$9,788	$10,249	$10,305
08/2020	$9,838	$10,275	$10,230
09/2020	$9,859	$10,274	$10,268
10/2020	$9,869	$10,292	$10,268
11/2020	$9,959	$10,328	$10,327
12/2020	$9,995	$10,350	$10,359
01/2021	$10,005	$10,355	$10,303
02/2021	$9,999	$10,360	$10,143
03/2021	$10,012	$10,351	$10,103
04/2021	$10,054	$10,373	$10,129
05/2021	$10,065	$10,395	$10,152
06/2021	$10,088	$10,387	$10,202
07/2021	$10,114	$10,404	$10,328
08/2021	$10,114	$10,409	$10,308
09/2021	$10,094	$10,406	$10,210
10/2021	$10,031	$10,371	$10,184
11/2021	$10,010	$10,356	$10,256
12/2021	$10,022	$10,349	$10,215
01/2022	$9,950	$10,271	$10,054
02/2022	$9,874	$10,192	$9,920
03/2022	$9,856	$10,022	$9,707
04/2022	$9,782	$9,948	$9,446
05/2022	$9,748	$10,007	$9,433
06/2022	$9,541	$9,921	$9,290
07/2022	$9,654	$9,994	$9,526
08/2022	$9,560	$9,937	$9,278
09/2022	$9,353	$9,793	$8,980
10/2022	$9,446	$9,771	$8,949
11/2022	$9,552	$9,900	$9,177
12/2022	$9,612	$9,929	$9,069
01/2023	$9,750	$10,033	$9,278
02/2023	$9,733	$9,970	$9,130
03/2023	$9,735	$10,057	$9,332
04/2023	$9,786	$10,116	$9,380
05/2023	$9,793	$10,100	$9,343
06/2023	$9,777	$10,086	$9,338
07/2023	$9,889	$10,154	$9,341
08/2023	$9,913	$10,185	$9,329
09/2023	$9,970	$10,178	$9,168
10/2023	$10,002	$10,200	$9,103
11/2023	$10,118	$10,349	$9,416
12/2023	$10,272	$10,486	$9,717
01/2024	$10,320	$10,542	$9,698
02/2024	$10,322	$10,520	$9,631
03/2024	$10,391	$10,575	$9,718
04/2024	$10,375	$10,554	$9,562
05/2024	$10,434	$10,639	$9,646
06/2024	$10,491	$10,692	$9,730

Average Annual Return [Table Text Block]
	1 Year	Since Inception (2/18/20)
Class A without Sales Charge Footnote Reference1	7.30%	1.70%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	4.56%	1.10%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%

Performance Inception Date			Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,609,008		$ 10,609,008	$ 10,609,008	$ 10,609,008	$ 10,609,008
Holdings Count | Holding	71		71	71	71	71
Advisory Fees Paid, Amount	$ 67,646
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000217747
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class C
Trading Symbol	TFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.52%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 5.71% (with sales charges) and 6.71% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,051	$10,111
03/2020	$9,635	$9,770	$9,953
04/2020	$9,805	$10,002	$10,114
05/2020	$9,844	$10,117	$10,143
06/2020	$9,921	$10,198	$10,194
07/2020	$9,992	$10,249	$10,305
08/2020	$10,043	$10,275	$10,230
09/2020	$10,065	$10,274	$10,268
10/2020	$10,065	$10,292	$10,268
11/2020	$10,147	$10,328	$10,327
12/2020	$10,184	$10,350	$10,359
01/2021	$10,184	$10,355	$10,303
02/2021	$10,168	$10,360	$10,143
03/2021	$10,181	$10,351	$10,103
04/2021	$10,214	$10,373	$10,129
05/2021	$10,225	$10,395	$10,152
06/2021	$10,239	$10,387	$10,202
07/2021	$10,250	$10,404	$10,328
08/2021	$10,250	$10,409	$10,308
09/2021	$10,229	$10,406	$10,210
10/2021	$10,155	$10,371	$10,184
11/2021	$10,133	$10,356	$10,256
12/2021	$10,134	$10,349	$10,215
01/2022	$10,061	$10,271	$10,054
02/2022	$9,972	$10,192	$9,920
03/2022	$9,944	$10,022	$9,707
04/2022	$9,867	$9,948	$9,446
05/2022	$9,823	$10,007	$9,433
06/2022	$9,610	$9,921	$9,290
07/2022	$9,726	$9,994	$9,526
08/2022	$9,619	$9,937	$9,278
09/2022	$9,407	$9,793	$8,980
10/2022	$9,492	$9,771	$8,949
11/2022	$9,600	$9,900	$9,177
12/2022	$9,651	$9,929	$9,069
01/2023	$9,781	$10,033	$9,278
02/2023	$9,763	$9,970	$9,130
03/2023	$9,754	$10,057	$9,332
04/2023	$9,806	$10,116	$9,380
05/2023	$9,801	$10,100	$9,343
06/2023	$9,771	$10,086	$9,338
07/2023	$9,882	$10,154	$9,341
08/2023	$9,907	$10,185	$9,329
09/2023	$9,953	$10,178	$9,168
10/2023	$9,986	$10,200	$9,103
11/2023	$10,093	$10,349	$9,416
12/2023	$10,239	$10,486	$9,717
01/2024	$10,276	$10,542	$9,698
02/2024	$10,278	$10,520	$9,631
03/2024	$10,349	$10,575	$9,718
04/2024	$10,320	$10,554	$9,562
05/2024	$10,380	$10,639	$9,646
06/2024	$10,427	$10,692	$9,730

Average Annual Return [Table Text Block]
	1 Year	Since Inception (2/18/20)
Class C without Deferred Sales Charge Footnote Reference1	6.71%	0.96%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.71%	0.96%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%

Performance Inception Date			Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2023
AssetsNet	$ 10,609,008		$ 10,609,008	$ 10,609,008	$ 10,609,008	$ 10,609,008
Holdings Count | Holding	71		71	71	71	71
Advisory Fees Paid, Amount	$ 67,646
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.62% to 1.48% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Material Fund Change Expenses [Text Block]

Effective November 1, 2023, the contractual expense limitation for the C Class was reduced from 1.62% to 1.48% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2023.
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000217748
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class R6
Trading Symbol	TFBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R6 Class of the Fund returned 4.69% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	ICE BofA 1-3 Year US Corporate Index	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,051	$10,111
03/2020	$9,655	$9,770	$9,953
04/2020	$9,845	$10,002	$10,114
05/2020	$9,904	$10,117	$10,143
06/2020	$9,981	$10,198	$10,194
07/2020	$10,052	$10,249	$10,305
08/2020	$10,114	$10,275	$10,230
09/2020	$10,146	$10,274	$10,268
10/2020	$10,156	$10,292	$10,268
11/2020	$10,248	$10,328	$10,327
12/2020	$10,295	$10,350	$10,359
01/2021	$10,305	$10,355	$10,303
02/2021	$10,299	$10,360	$10,143
03/2021	$10,323	$10,351	$10,103
04/2021	$10,366	$10,373	$10,129
05/2021	$10,387	$10,395	$10,152
06/2021	$10,412	$10,387	$10,202
07/2021	$10,431	$10,404	$10,328
08/2021	$10,441	$10,409	$10,308
09/2021	$10,420	$10,406	$10,210
10/2021	$10,367	$10,371	$10,184
11/2021	$10,345	$10,356	$10,256
12/2021	$10,367	$10,349	$10,215
01/2022	$10,294	$10,271	$10,054
02/2022	$10,205	$10,192	$9,920
03/2022	$10,198	$10,022	$9,707
04/2022	$10,121	$9,948	$9,446
05/2022	$10,087	$10,007	$9,433
06/2022	$9,884	$9,921	$9,290
07/2022	$10,010	$9,994	$9,526
08/2022	$9,913	$9,937	$9,278
09/2022	$9,701	$9,793	$8,980
10/2022	$9,796	$9,771	$8,949
11/2022	$9,926	$9,900	$9,177
12/2022	$9,977	$9,929	$9,069
01/2023	$10,130	$10,033	$9,278
02/2023	$10,113	$9,970	$9,130
03/2023	$10,115	$10,057	$9,332
04/2023	$10,179	$10,116	$9,380
05/2023	$10,187	$10,100	$9,343
06/2023	$10,171	$10,086	$9,338
07/2023	$10,285	$10,154	$9,341
08/2023	$10,322	$10,185	$9,329
09/2023	$10,380	$10,178	$9,168
10/2023	$10,425	$10,200	$9,103
11/2023	$10,240	$10,349	$9,416
12/2023	$10,386	$10,486	$9,717
01/2024	$10,435	$10,542	$9,698
02/2024	$10,449	$10,520	$9,631
03/2024	$10,533	$10,575	$9,718
04/2024	$10,516	$10,554	$9,562
05/2024	$10,576	$10,639	$9,646
06/2024	$10,648	$10,692	$9,730

Average Annual Return [Table Text Block]
	1 Year	Since Inception (2/18/20)
R6 Class Footnote Reference1	4.69%	1.45%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%

Performance Inception Date			Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,609,008		$ 10,609,008	$ 10,609,008	$ 10,609,008	$ 10,609,008
Holdings Count | Holding	71		71	71	71	71
Advisory Fees Paid, Amount	$ 67,646
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000217745
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class Y
Trading Symbol	TFBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 7.75% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.01%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Investments in the Financials sector generated the largest contribution to the Fund’s return, followed by selections in the Investment Grade Corporate Bonds sector.

• The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has been added since the last Shareholder Report to comply with a new regulatory requirement.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	Since Inception (2/18/20)
Class Y Footnote Reference1	7.75%	2.05%
ICE BofA 1-3 Year US Corporate Index	6.01%	1.55%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	(0.63)%

Performance Inception Date			Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,609,008		$ 10,609,008	$ 10,609,008	$ 10,609,008	$ 10,609,008
Holdings Count | Holding	71		71	71	71	71
Advisory Fees Paid, Amount	$ 67,646
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,609,008
# of Portfolio Holdings	71
Portfolio Turnover Rate	117%
Total Management Fees Paid	$67,646

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.0
Corporate Obligations	14.3
Foreign Sovereign Obligations	7.7
U.S. Treasury Obligations	5.1
Collateralized Mortgage Obligations	4.9

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.100%, Due 4/12/2029	7.3
U.S. Treasury Notes, 4.500%, Due 5/31/2029	3.0
Nationwide Building Society, 5.875%, Due 12/20/2024	2.4
Haleon U.K. Capital PLC, 3.125%, Due 3/24/2025	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 7.034%, Due 11/20/2063	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2029	1.9
Societe Generale SA, 2.226%, Due 1/21/2026	1.8
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.7
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.6

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000205755
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class A
Trading Symbol	TFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The A Class of the Fund returned 8.36% (with sales charges) and 12.63% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$9,625	$10,000
04/2017	$9,740	$10,068
05/2017	$9,866	$10,127
06/2017	$9,873	$10,098
07/2017	$10,030	$10,131
08/2017	$10,056	$10,224
09/2017	$10,100	$10,177
10/2017	$10,216	$10,219
11/2017	$10,221	$10,235
12/2017	$10,269	$10,258
01/2018	$10,358	$10,185
02/2018	$10,296	$10,162
03/2018	$10,272	$10,246
04/2018	$10,338	$10,208
05/2018	$10,266	$10,246
06/2018	$10,217	$10,265
07/2018	$10,320	$10,268
08/2018	$10,335	$10,300
09/2018	$10,361	$10,260
10/2018	$10,312	$10,240
11/2018	$10,181	$10,290
12/2018	$10,171	$10,439
01/2019	$10,382	$10,550
02/2019	$10,461	$10,562
03/2019	$10,565	$10,751
04/2019	$10,710	$10,758
05/2019	$10,721	$10,913
06/2019	$10,938	$11,066
07/2019	$10,992	$11,153
08/2019	$11,113	$11,406
09/2019	$11,143	$11,353
10/2019	$11,208	$11,333
11/2019	$11,262	$11,320
12/2019	$11,351	$11,297
01/2020	$11,526	$11,501
02/2020	$11,435	$11,641
03/2020	$10,318	$11,460
04/2020	$10,724	$11,646
05/2020	$11,075	$11,679
06/2020	$11,314	$11,737
07/2020	$11,519	$11,865
08/2020	$11,687	$11,779
09/2020	$11,639	$11,822
10/2020	$11,669	$11,823
11/2020	$12,089	$11,891
12/2020	$12,225	$11,927
01/2021	$12,237	$11,863
02/2021	$12,259	$11,679
03/2021	$12,310	$11,633
04/2021	$12,411	$11,663
05/2021	$12,457	$11,689
06/2021	$12,528	$11,746
07/2021	$12,532	$11,892
08/2021	$12,606	$11,868
09/2021	$12,572	$11,756
10/2021	$12,467	$11,725
11/2021	$12,364	$11,809
12/2021	$12,495	$11,761
01/2022	$12,284	$11,576
02/2022	$11,947	$11,422
03/2022	$11,947	$11,176
04/2022	$11,712	$10,876
05/2022	$11,505	$10,861
06/2022	$10,794	$10,696
07/2022	$11,157	$10,968
08/2022	$10,998	$10,682
09/2022	$10,249	$10,339
10/2022	$10,409	$10,304
11/2022	$10,837	$10,566
12/2022	$10,916	$10,442
01/2023	$11,377	$10,682
02/2023	$11,343	$10,512
03/2023	$11,038	$10,745
04/2023	$11,151	$10,800
05/2023	$11,189	$10,758
06/2023	$11,260	$10,751
07/2023	$11,430	$10,755
08/2023	$11,427	$10,741
09/2023	$11,324	$10,556
10/2023	$11,245	$10,481
11/2023	$11,740	$10,841
12/2023	$12,180	$11,188
01/2024	$12,313	$11,166
02/2024	$12,300	$11,089
03/2024	$12,516	$11,189
04/2024	$12,389	$11,009
05/2024	$12,572	$11,107
06/2024	$12,683	$11,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales Charge Footnote Reference1	12.63%	3.00%	3.88%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	8.36%	2.21%	3.34%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%

Performance Inception Date					Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,637,114		$ 230,637,114	$ 230,637,114	$ 230,637,114	$ 230,637,114
Holdings Count | Holding	215		215	215	215	215
Advisory Fees Paid, Amount	$ 1,005,004
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000205756
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class C
Trading Symbol	TFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The C Class of the Fund returned 10.81% (with sales charges) and 11.81% (without sales charges) for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$10,000	$10,000
04/2017	$10,120	$10,068
05/2017	$10,251	$10,127
06/2017	$10,258	$10,098
07/2017	$10,421	$10,131
08/2017	$10,448	$10,224
09/2017	$10,494	$10,177
10/2017	$10,615	$10,219
11/2017	$10,620	$10,235
12/2017	$10,669	$10,258
01/2018	$10,762	$10,185
02/2018	$10,697	$10,162
03/2018	$10,672	$10,246
04/2018	$10,741	$10,208
05/2018	$10,667	$10,246
06/2018	$10,616	$10,265
07/2018	$10,722	$10,268
08/2018	$10,739	$10,300
09/2018	$10,765	$10,260
10/2018	$10,714	$10,240
11/2018	$10,578	$10,290
12/2018	$10,551	$10,439
01/2019	$10,770	$10,550
02/2019	$10,843	$10,562
03/2019	$10,951	$10,751
04/2019	$11,094	$10,758
05/2019	$11,093	$10,913
06/2019	$11,306	$11,066
07/2019	$11,362	$11,153
08/2019	$11,481	$11,406
09/2019	$11,505	$11,353
10/2019	$11,567	$11,333
11/2019	$11,609	$11,320
12/2019	$11,695	$11,297
01/2020	$11,865	$11,501
02/2020	$11,764	$11,641
03/2020	$10,617	$11,460
04/2020	$11,018	$11,646
05/2020	$11,374	$11,679
06/2020	$11,614	$11,737
07/2020	$11,813	$11,865
08/2020	$11,978	$11,779
09/2020	$11,934	$11,822
10/2020	$11,945	$11,823
11/2020	$12,370	$11,891
12/2020	$12,494	$11,927
01/2021	$12,505	$11,863
02/2021	$12,519	$11,679
03/2021	$12,564	$11,633
04/2021	$12,659	$11,663
05/2021	$12,685	$11,689
06/2021	$12,760	$11,746
07/2021	$12,755	$11,892
08/2021	$12,822	$11,868
09/2021	$12,778	$11,756
10/2021	$12,661	$11,725
11/2021	$12,560	$11,809
12/2021	$12,676	$11,761
01/2022	$12,449	$11,576
02/2022	$12,098	$11,422
03/2022	$12,091	$11,176
04/2022	$11,843	$10,876
05/2022	$11,636	$10,861
06/2022	$10,907	$10,696
07/2022	$11,255	$10,968
08/2022	$11,100	$10,682
09/2022	$10,334	$10,339
10/2022	$10,488	$10,304
11/2022	$10,914	$10,566
12/2022	$10,981	$10,442
01/2023	$11,447	$10,682
02/2023	$11,391	$10,512
03/2023	$11,091	$10,745
04/2023	$11,198	$10,800
05/2023	$11,214	$10,758
06/2023	$11,278	$10,751
07/2023	$11,441	$10,755
08/2023	$11,429	$10,741
09/2023	$11,333	$10,556
10/2023	$11,246	$10,481
11/2023	$11,720	$10,841
12/2023	$12,162	$11,188
01/2024	$12,295	$11,166
02/2024	$12,259	$11,089
03/2024	$12,468	$11,189
04/2024	$12,348	$11,009
05/2024	$12,507	$11,107
06/2024	$12,609	$11,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales Charge Footnote Reference1	11.81%	2.21%	3.25%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	10.81%	2.21%	3.25%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%

Performance Inception Date					Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,637,114		$ 230,637,114	$ 230,637,114	$ 230,637,114	$ 230,637,114
Holdings Count | Holding	215		215	215	215	215
Advisory Fees Paid, Amount	$ 1,005,004
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000180738
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Trading Symbol	TFGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Investor Class of the Fund returned 12.78% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
04/2017	$10,000	$10,000
04/2017	$10,120	$10,068
05/2017	$10,241	$10,127
06/2017	$10,248	$10,098
07/2017	$10,411	$10,131
08/2017	$10,438	$10,224
09/2017	$10,474	$10,177
10/2017	$10,584	$10,219
11/2017	$10,589	$10,235
12/2017	$10,639	$10,258
01/2018	$10,732	$10,185
02/2018	$10,657	$10,162
03/2018	$10,632	$10,246
04/2018	$10,690	$10,208
05/2018	$10,615	$10,246
06/2018	$10,564	$10,265
07/2018	$10,660	$10,268
08/2018	$10,687	$10,300
09/2018	$10,714	$10,260
10/2018	$10,652	$10,240
11/2018	$10,516	$10,290
12/2018	$10,505	$10,439
01/2019	$10,723	$10,550
02/2019	$10,805	$10,562
03/2019	$10,913	$10,751
04/2019	$11,063	$10,758
05/2019	$11,073	$10,913
06/2019	$11,287	$11,066
07/2019	$11,354	$11,153
08/2019	$11,479	$11,406
09/2019	$11,509	$11,353
10/2019	$11,577	$11,333
11/2019	$11,632	$11,320
12/2019	$11,726	$11,297
01/2020	$11,896	$11,501
02/2020	$11,802	$11,641
03/2020	$10,660	$11,460
04/2020	$11,069	$11,646
05/2020	$11,432	$11,679
06/2020	$11,691	$11,737
07/2020	$11,901	$11,865
08/2020	$12,063	$11,779
09/2020	$12,026	$11,822
10/2020	$12,056	$11,823
11/2020	$12,479	$11,891
12/2020	$12,631	$11,927
01/2021	$12,642	$11,863
02/2021	$12,665	$11,679
03/2021	$12,705	$11,633
04/2021	$12,821	$11,663
05/2021	$12,855	$11,689
06/2021	$12,939	$11,746
07/2021	$12,942	$11,892
08/2021	$13,018	$11,868
09/2021	$12,982	$11,756
10/2021	$12,871	$11,725
11/2021	$12,765	$11,809
12/2021	$12,886	$11,761
01/2022	$12,668	$11,576
02/2022	$12,319	$11,422
03/2022	$12,330	$11,176
04/2022	$12,086	$10,876
05/2022	$11,871	$10,861
06/2022	$11,136	$10,696
07/2022	$11,510	$10,968
08/2022	$11,346	$10,682
09/2022	$10,570	$10,339
10/2022	$10,735	$10,304
11/2022	$11,176	$10,566
12/2022	$11,257	$10,442
01/2023	$11,733	$10,682
02/2023	$11,698	$10,512
03/2023	$11,382	$10,745
04/2023	$11,498	$10,800
05/2023	$11,537	$10,758
06/2023	$11,594	$10,751
07/2023	$11,767	$10,755
08/2023	$11,778	$10,741
09/2023	$11,670	$10,556
10/2023	$11,588	$10,481
11/2023	$12,098	$10,841
12/2023	$12,550	$11,188
01/2024	$12,688	$11,166
02/2024	$12,673	$11,089
03/2024	$12,879	$11,189
04/2024	$12,763	$11,009
05/2024	$12,950	$11,107
06/2024	$13,075	$11,203

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (4/3/17)
Investor Class Footnote Reference1	12.78%	2.99%	3.77%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%

Performance Inception Date					Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,637,114		$ 230,637,114	$ 230,637,114	$ 230,637,114	$ 230,637,114
Holdings Count | Holding	215		215	215	215	215
Advisory Fees Paid, Amount	$ 1,005,004
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000180737
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class R5
Trading Symbol	TFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The R5 Class of the Fund returned 12.89% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (4/3/17)
Class R5 Footnote Reference1	12.89%	3.30%	4.12%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%

Performance Inception Date					Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,637,114		$ 230,637,114	$ 230,637,114	$ 230,637,114	$ 230,637,114
Holdings Count | Holding	215		215	215	215	215
Advisory Fees Paid, Amount	$ 1,005,004
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000180741
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class Y
Trading Symbol	TFGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Y Class of the Fund returned 12.81% for the twelve months ended June 30, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.20%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (4/3/17)
Class Y Footnote Reference1	12.81%	3.25%	4.06%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.20%	0.25%	1.58%

Performance Inception Date					Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,637,114		$ 230,637,114	$ 230,637,114	$ 230,637,114	$ 230,637,114
Holdings Count | Holding	215		215	215	215	215
Advisory Fees Paid, Amount	$ 1,005,004
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,114
# of Portfolio Holdings	215
Portfolio Turnover Rate	58%
Total Management Fees Paid	$1,005,004

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.3
Asset-Backed Obligations	18.8
U.S. Treasury Obligations	16.1
Foreign Sovereign Obligations	11.4
Corporate Obligations	7.4

Excludes currency forwards.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	10.7
U.S. Treasury Notes, 4.500%, Due 11/15/2033	6.8
U.S. Treasury Notes, 4.000%, Due 2/15/2034	4.8
U.S. Treasury Bills, 5.368%, Due 9/17/2024	3.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038	1.4
Contego CLO X DAC, 5.290%, Due 5/15/2038	1.2
Voya Euro CLO II DAC, 4.866%, Due 7/15/2035	1.2
Nationwide Building Society, 10.250%, Due 12/6/2049	1.2
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9

Excludes currency forwards.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature